Goodwill	12 Months Ended
Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
Goodwill

Note 10—Goodwill

Goodwill represents the excess of the consideration paid of an acquisition over the fair value of the net identifiable assets of the acquired subsidiaries at the date of acquisition. Goodwill is not amortized and is tested for impairment at least annually, more often when circumstances indicate impairment may have occurred. The following table summarizes the components of acquired goodwill balances as of:

	December 31, 2019	December 31, 2020	December 31, 2020
	RMB	RMB	USD
Goodwill from Shenzhen Kuxuanyou acquisition(a)	87,908,370	87,908,370	13,472,754
Goodwill from Shenzhen Yidian acquisition(b)	137,060,340	137,060,340	21,005,738
Goodwill from Shenzhen Yitian acquisition(c)	92,990,256	92,990,256	14,251,599
Goodwill from Skystar acquisition(d)	34,120,868	25,170,478	3,857,602
Goodwill from Fe-da Electronics acquisition(e)	-	53,099,316	8,137,951
Goodwill	352,079,834	396,228,760	60,725,644

(a)	Beijing WiMi acquired Shenzhen Kuxuanyou in 2015 to acquire 100% of the capital stock of Shenzhen Kuxuanyou for an aggregate consideration of RMB 113.0 million (approximately USD 16.5 million). The excess fair value of consideration over the identifiable assets acquired of RMB 87,908,370 (USD 13,472,754) was allocated to goodwill.

(b)	Beijing WiMi acquired Shenzhen Yidian in 2015 to acquire 100% of the capital stock of Shenzhen Yidian for an aggregate consideration of RMB 168.0 million (approximately USD 24.5 million). The excess fair value of consideration over the identifiable assets acquired of RMB 137,060,340 (USD 21,005,738) was allocated to goodwill.

(c)	Beijing WiMi acquired Shenzhen Yitian in 2015 to acquire 100% of the capital stock of Shenzhen Yitian for an aggregate consideration of RMB 192.0 million (approximately USD 28.0 million). The excess fair value of consideration over the identifiable assets acquired of RMB 160,990,256 (USD 24,673,214) was allocated to goodwill. Impairment loss of RMB 68,000,000 (USD 10,421,615) was recognized for the year ended December 31, 2016.

(d)	Micro Beauty acquired Skystar in 2017 to acquire 100% of the capital stock of Skystar for an aggregate consideration of RMB 58,450,000 (approximately USD 9.0 million). The excess fair value of consideration over the identifiable assets acquired of RMB 32,057,115 (USD 4,913,042) was allocated to goodwill. Impairment loss of RMB 7,276,957 (USD 1,115,260) was recognized for the year ended December 31, 2020.

(e)	VIYI acquired Fe-da Electronics in 2020 to acquire 100% of the capital stock of Fe-da Electronics for a net consideration of approximately RMB 104,646,044 (approximately USD 15.3 million). The excess fair value of consideration over the identifiable assets acquired of RMB 53,099,316 (USD 8,137,951 million) was allocated to goodwill.

The changes in the carrying amount of goodwill allocated to reportable segments as of December 31, 2019 and 2020 are as follows:

	AR advertising	AR	Semiconductor
	services	entertainment	business	Total	Total
	RMB	RMB	RMB	RMB	USD
As of December 31, 2018	137,060,340	214,273,681	—	351,334,021	53,845,120
Translation difference	—	745,813	—	745,813	114,303
As of December 31, 2019	137,060,340	215,019,494	—	352,079,834	53,959,423
Add: acquisition of Fe-da Electronics	—	—	55,543,148	55,543,148	8,512,490
Less: impairment loss	—	(7,276,957)	—	(7,276,957)	(1,115,260)
Translation difference	—	(1,673,433)	(2,443,832)	(4,117,265)	(631,008)
As of December 31, 2020	137,060,340	206,069,104	53,099,316	396,228,760	60,725,645

The Company tests for impairment annually, and between annual tests if the Company becomes aware of an event or a change in circumstances that would indicate the carrying value may be impaired. Accordingly, the Company performed a quantitative assessment of the Company’s fair value of goodwill as of December 31, 2020 using an income approach with assumptions that are considered level 3 inputs with the assistance of a third party valuation firm. The Company concluded that the carrying value of Skystar reporting unit exceeded its respective fair value, resulting in a goodwill impairment of approximately RMB 7.3 million (USD 1.1 million) for the year ended December 31, 2020. The fair values of the respective reporting units were determined primarily by discounting estimated future cash flows, which were primarily determined based on revenue and expense growth assumptions and weighted average cost of capital, among other factors. The Company’s goodwill impairment analysis is performed, and related impairment charges recorded, after the impairment analysis and recognition, if any, of impairment charges for long-lived assets other than goodwill and indefinite-lived intangible assets.